Class ADV Shares | ING Growth and Income Portfolio

ING Growth and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses		Class ADV Shares ING Growth and Income Portfolio Class ADV
Management Fee	[1]	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	[1]	0.50%
Administrative Services Fee	[1]	0.06%
Other Expenses	[1]	0.04%
Total Annual Portfolio Operating Expenses	[1]	1.10%
Waivers and Reimbursements	[1][2]	(0.05%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	[1]	1.05%
[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. The distribution fee waiver will continue only if the distributor elects to renew it.

Expense Example  $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class ADV Shares ING Growth and Income Portfolio Class ADV	107	345	601	1,336

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 117% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser ("Sub-Adviser") believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class ADV shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class ADV shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class ADV shares' performance because of the higher expenses paid by Class ADV shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2006) and Class ADV shares' performance (2007-2010).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.14% and Worst quarter: 4th, 2008, (21.76)%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns Class ADV Shares ING Growth and Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class ADV		13.55%			(0.69%)		Dec 20, 2006
Class ADV S&P 500 Index	[1]	15.06%			(0.83%)	[2]
Class I (adjusted)		13.61%	2.10%	(0.21%)			Dec 31, 1979
Class I S&P 500 Index	[1]	15.06%	2.29%	1.41%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class I Shares | ING Growth and Income Portfolio

ING Growth and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses	Class I Shares ING Growth and Income Portfolio Class I
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	none
Administrative Services Fee	0.06%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.60%

Expense Example  $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class I Shares ING Growth and Income Portfolio Class I	61	192	335	750

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 117% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser ("Sub-Adviser") believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.26% and Worst quarter: 4th, 2008, (21.65)%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns Class I Shares ING Growth and Income Portfolio		1 Yr	5 Yrs	10 Yrs	Inception Date
Class I		14.14%	2.60%	0.28%	Dec 31, 1979
Class I S&P 500 Index	[1]	15.06%	2.29%	1.41%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.

Class S Shares | ING Growth and Income Portfolio

ING Growth and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Operating Expenses Paid Each Year by the Portfolio Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses	Class S Shares ING Growth and Income Portfolio Class S
Management Fee	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Administrative Services Fee	0.06%
Other Expenses	0.04%
Total Annual Portfolio Operating Expenses	0.85%

Expense Example  $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S Shares ING Growth and Income Portfolio Class S	87	271	471	1,049

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 117% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser ("Sub-Adviser") believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S shares' performance because of the higher expenses paid by Class S shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2003) and Class S shares' performance (2004-2010).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.25% and Worst quarter: 4th, 2008, (21.74)%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns Class S Shares ING Growth and Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S		13.81%	2.31%		5.17%		Jun 11, 2003
Class S S&P 500 Index	[1]	15.06%	2.29%		5.67%	[2]
Class I (adjusted)		13.89%	2.36%	0.04%			Dec 31, 1979
Class I S&P 500 Index	[1]	15.06%	2.29%	1.41%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performance since the date closest to the Class' inception for which data is available.

Class S2 Shares | ING Growth and Income Portfolio

ING Growth and Income Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

FEES AND EXPENSES OF THE PORTFOLIO

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Annual Fund Operating Expenses		Class S2 Shares ING Growth and Income Portfolio Class S2
Management Fee		0.50%
Distribution and/or Shareholder Services (12b-1) Fees		0.50%
Administrative Services Fee		0.06%
Other Expenses		0.04%
Total Annual Portfolio Operating Expenses		1.10%
Waivers and Reimbursements	[1]	(0.10%)
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements		1.00%
[1]	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. The distribution fee waiver will continue only if the distributor elects to renew it.

The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.

Expense Example  $

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Yr	3 Yrs	5 Yrs	10 Yrs
Class S2 Shares ING Growth and Income Portfolio Class S2	102	340	597	1,331

Portfolio Turnover % of average value of portfolio

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 117% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser ("Sub-Adviser") believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

PRINCIPAL RISKS

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE INFORMATION

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio's Class S2 shares performance for the first full calendar year of operations and changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class S2 shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S2 shares' performance because of the higher expenses paid by Class S2 shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2009) and Class S2 shares' performance (2010).

Calendar Year Total Returns (as of December 31 of each year)

Best quarter: 2nd, 2009, 17.14% and Worst quarter: 4th, 2008, (21.73)%

Average Annual Total Returns% (for the periods ended December 31, 2010)

Average Annual Total Returns Class S2 Shares ING Growth and Income Portfolio		1 Yr	5 Yrs	10 Yrs	Since Inception		Inception Date
Class S2		12.55%			34.09%		Feb 27, 2009
Class S2 S&P 500 Index	[1]	15.06%			36.89%	[2]
Class I (adjusted)		13.72%	2.21%	(0.11%)			Dec 31, 1979
Class I S&P 500 Index	[1]	15.06%	2.29%	1.41%
[1]	The index returns do not reflect deductions for fees, expenses or taxes.
[2]	Reflects index performace since the date closest to the Class' inception for which data is available.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ING VARIABLE FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000002664
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Class ADV Shares | ING Growth and Income Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%	[1]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%	[1]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1],[2]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.05%	[1]
1 Yr	rr_ExpenseExampleYear01	107
3 Yrs	rr_ExpenseExampleYear03	345
5 Yrs	rr_ExpenseExampleYear05	601
10 Yrs	rr_ExpenseExampleYear10	1,336
Annual Return 2007	rr_AnnualReturn2007	6.66%
Annual Return 2008	rr_AnnualReturn2008	(37.94%)
Annual Return 2009	rr_AnnualReturn2009	29.69%
Annual Return 2010	rr_AnnualReturn2010	13.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.76%)
1 Yr	rr_AverageAnnualReturnYear01	13.55%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
Class ADV Shares | ING Growth and Income Portfolio | Class ADV | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.83%)	[3],[4]
Class ADV Shares | ING Growth and Income Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(18.81%)
Annual Return 2002	rr_AnnualReturn2002	(25.38%)
Annual Return 2003	rr_AnnualReturn2003	25.45%
Annual Return 2004	rr_AnnualReturn2004	7.86%
Annual Return 2005	rr_AnnualReturn2005	7.59%
Annual Return 2006	rr_AnnualReturn2006	13.65%
Class ADV Shares | ING Growth and Income Portfolio | Class I | (adjusted)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.61%
5 Yrs	rr_AverageAnnualReturnYear05	2.10%
10 Yrs	rr_AverageAnnualReturnYear10	(0.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1979
Class ADV Shares | ING Growth and Income Portfolio | Class I | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.29%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	1.41%	[3]
Class ADV Shares | ING Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Growth and Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser ("Sub-Adviser") believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class ADV shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class ADV shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class ADV shares. The Class ADV shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class ADV shares' performance because of the higher expenses paid by Class ADV shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's Class ADV shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class ADV shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns (as of December 31 of each year)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2006) and Class ADV shares' performance (2007-2010).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 17.14% and Worst quarter: 4th, 2008, (21.76)%
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns% (for the periods ended December 31, 2010)

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes
Class I Shares | ING Growth and Income Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.60%
1 Yr	rr_ExpenseExampleYear01	61
3 Yrs	rr_ExpenseExampleYear03	192
5 Yrs	rr_ExpenseExampleYear05	335
10 Yrs	rr_ExpenseExampleYear10	750
Annual Return 2001	rr_AnnualReturn2001	(18.40%)
Annual Return 2002	rr_AnnualReturn2002	(24.99%)
Annual Return 2003	rr_AnnualReturn2003	26.07%
Annual Return 2004	rr_AnnualReturn2004	8.39%
Annual Return 2005	rr_AnnualReturn2005	8.13%
Annual Return 2006	rr_AnnualReturn2006	14.20%
Annual Return 2007	rr_AnnualReturn2007	7.40%
Annual Return 2008	rr_AnnualReturn2008	(37.63%)
Annual Return 2009	rr_AnnualReturn2009	30.24%
Annual Return 2010	rr_AnnualReturn2010	14.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.65%)
1 Yr	rr_AverageAnnualReturnYear01	14.14%
5 Yrs	rr_AverageAnnualReturnYear05	2.60%
10 Yrs	rr_AverageAnnualReturnYear10	0.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1979
Class I Shares | ING Growth and Income Portfolio | Class I | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.29%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	1.41%	[3]
Class I Shares | ING Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Growth and Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser ("Sub-Adviser") believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class I shares' performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns (as of December 31 of each year)

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 17.26% and Worst quarter: 4th, 2008, (21.65)%
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns% (for the periods ended December 31, 2010)

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes
Class S Shares | ING Growth and Income Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Yr	rr_ExpenseExampleYear01	87
3 Yrs	rr_ExpenseExampleYear03	271
5 Yrs	rr_ExpenseExampleYear05	471
10 Yrs	rr_ExpenseExampleYear10	1,049
Annual Return 2004	rr_AnnualReturn2004	8.10%
Annual Return 2005	rr_AnnualReturn2005	7.98%
Annual Return 2006	rr_AnnualReturn2006	13.72%
Annual Return 2007	rr_AnnualReturn2007	7.13%
Annual Return 2008	rr_AnnualReturn2008	(37.82%)
Annual Return 2009	rr_AnnualReturn2009	30.03%
Annual Return 2010	rr_AnnualReturn2010	13.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.74%)
1 Yr	rr_AverageAnnualReturnYear01	13.81%
5 Yrs	rr_AverageAnnualReturnYear05	2.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 11, 2003
Class S Shares | ING Growth and Income Portfolio | Class S | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.29%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.67%	[3],[5]
Class S Shares | ING Growth and Income Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(18.61%)
Annual Return 2002	rr_AnnualReturn2002	(25.19%)
Annual Return 2003	rr_AnnualReturn2003	25.76%
Class S Shares | ING Growth and Income Portfolio | Class I | (adjusted)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.89%
5 Yrs	rr_AverageAnnualReturnYear05	2.36%
10 Yrs	rr_AverageAnnualReturnYear10	0.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1979
Class S Shares | ING Growth and Income Portfolio | Class I | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.29%	[3]
10 Yrs	rr_AverageAnnualReturnYear10	1.41%	[3]
Class S Shares | ING Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

ING Growth and Income Portfolio

Objective [Heading]	rr_ObjectiveHeading

INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Operating Expenses Paid Each Year by the Portfolio Expenses you pay each year as a % of the value of your investment

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
Expense Example [Heading]	rr_ExpenseExampleHeading

Expense Example  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading

PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser ("Sub-Adviser") believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

Risk [Heading]	rr_RiskHeading

PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading

PERFORMANCE INFORMATION

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the changes in the Portfolio's Class S shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S shares. The Class S shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S shares' performance because of the higher expenses paid by Class S shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Portfolio's Class S shares' and Class I shares' performance from year to year, and the table compares the Portfolio's Class S shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns (as of December 31 of each year)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2003) and Class S shares' performance (2004-2010).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 17.25% and Worst quarter: 4th, 2008, (21.74)%
Performance Table Heading	rr_PerformanceTableHeading

Average Annual Total Returns% (for the periods ended December 31, 2010)

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes
Class S2 Shares | ING Growth and Income Portfolio | Class S2
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.10%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%
1 Yr	rr_ExpenseExampleYear01	102
3 Yrs	rr_ExpenseExampleYear03	340
5 Yrs	rr_ExpenseExampleYear05	597
10 Yrs	rr_ExpenseExampleYear10	1,331
Annual Return 2010	rr_AnnualReturn2010	12.55%
1 Yr	rr_AverageAnnualReturnYear01	12.55%
5 Yrs	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	34.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 27, 2009
Class S2 Shares | ING Growth and Income Portfolio | Class S2 | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%	[3]
5 Yrs	rr_AverageAnnualReturnYear05		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	36.89%	[3],[7]
Class S2 Shares | ING Growth and Income Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(18.73%)
Annual Return 2002	rr_AnnualReturn2002	(25.31%)
Annual Return 2003	rr_AnnualReturn2003	25.57%
Annual Return 2004	rr_AnnualReturn2004	7.97%
Annual Return 2005	rr_AnnualReturn2005	7.69%
Annual Return 2006	rr_AnnualReturn2006	13.77%
Annual Return 2007	rr_AnnualReturn2007	6.98%
Annual Return 2008	rr_AnnualReturn2008	(37.89%)
Annual Return 2009	rr_AnnualReturn2009	29.74%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.73%)
Class S2 Shares | ING Growth and Income Portfolio | Class I | (adjusted)
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.72%
5 Yrs	rr_AverageAnnualReturnYear05	2.21%
Since Inception	rr_AverageAnnualReturnSinceInception
10 Yrs	rr_AverageAnnualReturnYear10	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1979
Class S2 Shares | ING Growth and Income Portfolio | Class I | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	15.06%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	2.29%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception		[3]
10 Yrs	rr_AverageAnnualReturnYear10	1.41%	[3]
Class S2 Shares | ING Growth and Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
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ING Growth and Income Portfolio

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INVESTMENT OBJECTIVE

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The Portfolio seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Expense [Heading]	rr_ExpenseHeading

FEES AND EXPENSES OF THE PORTFOLIO

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that are, or may be, imposed under an insurance company separate account serving as an investment option under variable annuity contracts or variable life insurance policies ("Variable Contract") or a qualified pension or retirement plan ("Qualified Plan"). For more information on these charges, please refer to the documents governing your Variable Contract or consult your plan administrator.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption

Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading

Portfolio Turnover % of average value of portfolio

Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transactions costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Expense Example, affect the Portfolio's performance.

During the most recent fiscal year, the Portfolio's portfolio turnover rate was 117% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	117.00%
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Expense Example  $

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract or Qualified Plan. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment had a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example reflects applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
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PRINCIPAL INVESTMENT STRATEGIES

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Portfolio invests at least 65% of its total assets in common stocks that the sub-adviser ("Sub-Adviser") believes have significant potential for capital appreciation or income growth or both.

The Sub-Adviser may invest principally in common stocks and securities convertible into common stocks having significant potential for capital appreciation, may purchase common stock principally for their income potential through dividends or may acquire securities having a mix of these characteristics. The Portfolio may also engage in option writing.

The Portfolio may invest in certain higher risk investments such as derivative instruments, including, but not limited to, put and call options. The Portfolio typically uses derivatives to seek to reduce exposure to volatility and to substitute for taking a position in the underlying asset.

The Portfolio may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations and exemptive orders thereunder ("1940 Act").

In managing the Portfolio, the Sub-Adviser: emphasizes stocks of larger companies; looks to strategically invest the Portfolio's assets in stocks of mid-sized companies and up to 25% of its total assets in stock of foreign issuers, depending upon market conditions; and utilizes an intensive, fundamentally driven research process to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, the Sub-Adviser attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its assets.

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PRINCIPAL RISKS

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money on an investment in the Portfolio. Any of the following risks, among others, could affect Portfolio performance or cause the Portfolio to lose money or to underperform market averages of other funds.

Company The price of a given company's stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stocks could become worthless.

Convertible Securities Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Currency To the extent that the Portfolio invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Portfolio and reduce its returns.

Foreign Investments Investing in foreign (non-U.S.) securities may result in the Portfolio experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, foreign currency fluctuations, currency blockage, or political changes or diplomatic developments.

Liquidity If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Portfolio's manager might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. The Portfolio may make investments that become less liquid in response to market developments or adverse investor perception. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Market Stock prices are volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Portfolio invests. Rather, the market could favor securities to which the Portfolio is not exposed or may not favor equities at all.

Market Capitalization Stocks fall into three broad market capitalization categories - large, mid and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Portfolio that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Portfolio may invest in other investment companies, you will pay a proportionate share of the expenses of that other investment company (including management fees, administration fees and custodial fees) in addition to the expenses of the Portfolio.

Securities Lending Securities lending involves two primary risks: "investment risk" and "borrower default risk." Investment risk is the risk that the Portfolio will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolio will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
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PERFORMANCE INFORMATION

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The following information is intended to help you understand the risks of investing in the Portfolio. The following bar chart shows the Portfolio's Class S2 shares performance for the first full calendar year of operations and changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class S2 shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period. Class I shares' performance has been adjusted to reflect the higher expenses of Class S2 shares. The Class S2 shares and Class I shares of the Portfolio would have substantially similar performance because they invest in the same portfolio of securities. However, Class I shares' performance would be higher than Class S2 shares' performance because of the higher expenses paid by Class S2 shares. The Portfolio's performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance in the Average Annual Total Returns table does not include insurance-related charges imposed under a Variable Contract or expenses related to a Qualified Plan. If these charges or expenses were included, performance would be lower. Thus, you should not compare the Portfolio's performance directly with the performance information of other investment products without taking into account all insurance-related charges and expenses payable under your Variable Contract or Qualified Plan. The Portfolio's past performance is no guarantee of future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Portfolio's Class S2 shares performance for the first full calendar year of operations and changes in the Portfolio's Class I shares' performance from year to year, and the table compares the Portfolio's Class S2 shares' and Class I shares' performance to the performance of a broad-based securities market index/indices for the same period.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading

Calendar Year Total Returns (as of December 31 of each year)

Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows the Portfolio's adjusted Class I shares' performance (2001-2009) and Class S2 shares' performance (2010).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd, 2009, 17.14% and Worst quarter: 4th, 2008, (21.73)%
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Average Annual Total Returns% (for the periods ended December 31, 2010)

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses or taxes

[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	The distributor is contractually obligated to waive 0.05% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. The distribution fee waiver will continue only if the distributor elects to renew it.
[3]	The index returns do not reflect deductions for fees, expenses or taxes.
[4]	Reflects index performance since the date closest to the Class' inception for which data is available.
[5]	Reflects index performance since the date closest to the Class' inception for which data is available.
[6]	The distributor is contractually obligated to waive 0.10% of the distribution fee through May 1, 2012. There is no guarantee that the distribution fee waiver will continue after May 1, 2012. The distribution fee waiver will continue only if the distributor elects to renew it.
[7]	Reflects index performace since the date closest to the Class' inception for which data is available.